Note 13 - Leasing Arrangements - Lessee (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Additions to right-of-use assets	$ 788,763	$ 618,815
Cash outflow for leases	$ 526,489	$ 471,058	$ 195,350